Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000217951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Conservative Income Fund (Class R6)
Accumulated Value	$ 10,000		$ 10,108	$ 10,232	$ 10,414	$ 10,718	$ 10,985	$ 11,011	$ 10,939	$ 11,386	$ 12,104	$ 12,713
C000142880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Conservative Income Fund (Institutional Class)
Accumulated Value	10,000		10,108	10,232	10,414	10,718	10,964	11,001	10,920	11,369	12,088	12,700
C000217952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Conservative Income Fund (Class Y)
Accumulated Value	10,000		10,108	10,232	10,414	10,718	10,962	10,999	10,915	11,361	12,078	12,686
C000199848 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Conservative Income Fund (Class A)
Accumulated Value	10,000		10,098	10,212	10,392	10,685	10,915	10,926	10,832	11,274	11,962	12,552
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,597	10,649	10,537	11,609	12,360	12,350	10,928	10,797	11,585	11,949
ICE BofA US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,028	$ 10,089	$ 10,237	$ 10,487	$ 10,628	$ 10,637	$ 10,667	$ 11,120	$ 11,735	$ 12,268